Annual Total Returns - BlackRock National Municipal Fund (Service Shares) [BarChart] - Service - BlackRock National Municipal Fund - Service Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	2.83%
Annual Return 2011	11.43%
Annual Return 2012	9.13%
Annual Return 2013	(3.36%)
Annual Return 2014	10.15%
Annual Return 2015	3.23%
Annual Return 2016	0.20%
Annual Return 2017	5.07%
Annual Return 2018	0.46%
Annual Return 2019	7.02%